CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign currency translation adjustment, tax	$ (3,650)	$ 11,176	$ 3,014
Reclassification of a cash flow hedge into earnings, tax	2,626	(3,180)
Unrealized gain on cash flow hedges, tax	(4,434)	(4,450)	2,821
Stock options exercised, related tax benefits	738,507	124,288	9,800
Purchase of stock at cost, shares	44,392	33,098	13,285
Additional Paid - in Capital
Executive Deferred Compensation Plan distributions/activity, shares distributed	128,527	73,379	53,703
Stock options exercised, related tax benefits	738,507	124,288	9,800
Retained Deficit
Cash dividends per share	$ 8.00
Treasury Stock
Purchase of stock at cost, shares	44,392	33,098	13,285
Accumulated Other Comprehensive Income (Loss)
Foreign currency translation adjustment, tax	(3,650)	11,176	3,014
Reclassification of a cash flow hedge into earnings, tax	2,626	(3,180)
Unrealized gain on cash flow hedges, tax	$ (4,434)	$ (4,450)	$ 2,821